SEGMENT INFORMATION (Tables)	12 Months Ended
Dec. 31, 2022
Operating Segments [Abstract]
Schedule of Segment Information by Geography	The following table summarizes revenues by geography, based on the customers' location:

	For the year ended December 31,
	2022	2021	2020
North America
United States of America	1,095,895	803,934	558,528
Canada	38,895	26,970	15,622
Puerto Rico	358	396	125
Subtotal North America	1,135,148	831,300	574,275
Europe, Middle East & Africa
Spain	86,410	94,459	32,977
United Kingdom	45,017	27,156	17,100
Italy	9,320	507	21
Switzerland	8,859	5,710	1,785
France	6,593	2,600	1,224
Germany	5,840	1,424	939
Belgium	5,577	8,705	2,924
Netherlands	4,975	3,604	1,461
Saudi Arabia	4,187	—	—
Luxembourg	3,676	4,777	1,292
Denmark	2,246	411	395
Ireland	1,104	1,435	907
Others	2,919	546	763
Subtotal Europe, Middle East & Africa	186,723	151,334	61,788
Asia & Oceania
India	21,191	10,442	2,670
Japan	11,739	8,514	5,338
United Arab Emirates	8,938	401	248
Australia	3,010	5,223	287
Singapore	2,600	906	93
Others	2,540	643	—
Subtotal Asia & Oceania	50,018	26,129	8,636
Latin America
Argentina	120,578	87,756	53,667
Chile	115,494	86,809	50,707
Mexico	75,442	53,455	25,928
Brazil	31,060	20,821	11,976
Peru	25,131	15,695	11,648
Colombia	19,206	14,357	13,302
Dominican Republic	5,706	3,788	869
Ecuador	5,175	1,061	26
Paraguay	3,088	2,823	231
Uruguay	2,993	755	144
Panama	2,698	744	737
Others	1,783	251	205
Subtotal Latin America	408,354	288,315	169,440
TOTAL	1,780,243	1,297,078	814,139
The following table summarizes non-current assets other than deferred taxes as stated in IFRS 8, paragraph 33.b, by jurisdiction:

	As of December 31,
	2022	2021

Spain	590,646	540,237
Argentina	156,594	165,163
United States of America	83,666	66,701
Colombia	64,666	50,785
Mexico	51,965	30,445
United Kingdom	51,746	52,185
Uruguay	47,903	15,546
Denmark	32,469	—
Brazil	28,649	3,783
Italy	27,844	—
India	26,814	21,521
Australia	24,779	—
Hong Kong	15,577	—
Chile	13,395	6,660
Peru	8,393	6,883
Belarus	5,461	6,157
Luxembourg	4,226	4,226
Romania	1,492	640
Germany	1,112	23
Costa Rica	821	—
Ecuador	690	30
Other countries	276	65
TOTAL	1,239,184	971,050